Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

July 1, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management

100 F Street, N.E.
Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)

File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the SoFi Select 500 ETF, SoFi Next 500 ETF. SoFi Social 50 ETF and SoFi Enhanced Yield ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective June 28, 2024, and filed electronically as Post-Effective Amendment No. 220 to the Trust’s Registration Statement on Form N-1A on June 24, 2024.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer

SVP Legal

Tidal Investments LLC